PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 1,767		$ 1,767		$ 1,904	$ 1,590
Less: Accumulated depreciation	(1,090)		(1,090)		(1,102)	(908)
Property, plant and equipment, net	677		677		802	682
Depreciation			105	$ 95		197
Plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	1,523		1,523		1,633	1,316
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	220		220		245	248
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	24		24		26	26
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	$ 51	$ 47	$ 105	$ 95	$ 209	$ 197